Segment Disclosures - Long-lived Assets and Total Assets by Geographic Areas (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Long-lived Assets and Total Assets by Geographic Areas [Line Items]
Long-Lived Assets	$ 1,252	$ 2,243
Assets	$ 3,263	$ 5,534
Number of customers that comprised more than 10% of total revenue	0	0	0
Canada
Long-lived Assets and Total Assets by Geographic Areas [Line Items]
Long-Lived Assets	$ 312	$ 1,002
Assets	493	1,467
United States
Long-lived Assets and Total Assets by Geographic Areas [Line Items]
Long-Lived Assets	871	1,024
Assets	2,490	3,429
United Kingdom
Long-lived Assets and Total Assets by Geographic Areas [Line Items]
Long-Lived Assets	21	39
Assets	112	220
Other Countries
Long-lived Assets and Total Assets by Geographic Areas [Line Items]
Long-Lived Assets	48	178
Assets	$ 168	$ 418